UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Portfolio Sort by Sector(Annual Report & N-Q) As of 06/30/2010 06/30/2010 Prices
UPRIGHT GROWTH FUND 615 West Mt. Pleasant Ave Livingston, NJ 07039

Description	Quantity	Current Value	Weight

Equities
Real Estate
Proshs Ultra Real Estate	5000	178,400	4.06%

Bank
Bank Of America Corp	6000	86,220	1.96%

Biotechnology
Amgen Incorporated	3100	163,060	3.71%

Computer
Apple Computer Inc	2400	603,672	13.73%
Dell Inc	3000	36,180	0.82%
		639,852	14.55%

Diversified Company
Direxion Shs Exch Trd Fd	6000	109,500	2.49%
General Electric Company	2000	28,840	0.66%
Manitowoc Company Inc	26000	237,640	5.41%
Proshs Ultrashrt S&P	4000	150,808	3.43%
		526,788	11.98%

Electronic
Au Optronics Corp Adr	8650	76,812	1.75%
Corning Inc	18000	290,700	6.61%
		367,512	8.36%

Energy
Canadian Solar Inc	1000	9,780	0.22%

Financial Service
Citigroup Inc	6000	22,560	0.51%
Direxion Shs Exch Trd Fd	6000	114,540	2.61%
Prudential Financial Inc	500	26,830	0.61%
		163,930	3.73%

Food
Starbucks Corp	10000	243,000	5.53%

Healthcare
Unitedhealth Group Inc	11000	312,400	7.11%

Insurance
A F L A C Inc	4500	192,015	4.37%
Metlife Inc	2000	75,520	1.72%
		267,535	6.08%

Leisure
Mgm Mirage	8300	80,012	1.82%

Medical
Humana Inc	4000	182,680	4.15%
Medtronic Inc	500	18,135	0.41%
Pfizer Incorporated	16800	239,568	5.45%
		440,383	10.02%

Oil
Chevron Corporation	1000	67,860	1.54%
Oil Service Holders Tr	500	47,320	1.08%
		115,180	2.62%

Semiconductor
Himax Technologies Adr	35000	101,850	2.32%
Silcon Motion Technology	71000	367,070	8.35%
Taiwan Semiconductr Adrf	2926	28,558	0.65%
		497,478	11.31%

Telecommunication
Nokia Corp Spon Adr	8000	65,200	1.48%
Research In Motion Ltd	700	34,482	0.78%
		99,682	2.27%

Transportation
Dryships Inc	14000	49,980	1.14%

		4,241,192	96.46%

Cash and Money Funds
Other Assest less Liabilities		155,447	3.54%
		4,396,639	100.00%

NOTES TO FINANCIAL STATEMENTS
Upright Growth Fund
1. SECURITY TRANSACTIONS

At June 30, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,025,722 amounted to $784,530 which consisted of aggregate gross unrealized appreciation of $983,360 and aggregate gross unrealized depreciation of $1,767,890.

* Non-Income producing securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: August 27, 2010

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: August 27, 2010

* Print the name and title of each signing officer under his or her signature.